Loss Per Share	3 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Loss Per Share	The following data show the amounts used in computing loss per share and the weighted average number of shares for the three months ended December 31,2011 and 2010. As the Company has a loss, presenting diluted net earnings (loss) per share is considered anti-dilutive and not included in the consolidated statement of operations.
	For the Three Months Ended
	December 31,
	2011	2010
Net loss	$(65,434)	$(67,186)
Weighted average number of common shares outstanding – basic and diluted	3,272,311	3,272,311
Loss per share - basic and diluted	(0.02)	(0.02)